Financial investments - Summary of analysis of changes in fair value and corresponding expected credit loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning of year balances	S/ 71,560	S/ 34,743
New originated or purchased assets	2,969	120
Assets matured or derecognized (excluding write-offs)	(3,387)	(8,879)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Effect on the expected credit loss due to the change of the Stage during the year	15,696	7,646
Others	(46,176)	34,017
Write-offs
Recoveries
Foreign exchange effect	446	3,913
End of year balances	41,108	71,560
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances	9,417	6,849
New originated or purchased assets	2,723	120
Assets matured or derecognized (excluding write-offs)	(3,360)	(811)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3	0	(422)
Effect on the expected credit loss due to the change of the Stage during the year
Others	80	(230)
Write-offs
Recoveries
Foreign exchange effect	395	3,911
End of year balances	9,456	9,417
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances	62,143	27,894
New originated or purchased assets
Assets matured or derecognized (excluding write-offs)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Effect on the expected credit loss due to the change of the Stage during the year
Others	(46,256)	34,247
Write-offs
Recoveries
Foreign exchange effect	51	2
End of year balances	31,652	62,143
Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances
New originated or purchased assets
Assets matured or derecognized (excluding write-offs)	0	(8,068)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3	0	422
Effect on the expected credit loss due to the change of the Stage during the year	0	7,646
Others
Write-offs
Recoveries
Foreign exchange effect
End of year balances
Gross carrying amount [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	17,902,352	14,010,029
New originated or purchased assets	4,515,849	6,369,854
Assets derecognized or matured (excluding write-offs)	(3,253,865)	(3,033,956)
Change in fair value	(2,237,547)	244,231
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Write offs
Foreign exchange effect	702,998	312,194
End of year balances, Financial assets	17,629,787	17,902,352
Gross carrying amount [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	17,690,212	13,676,854
New originated or purchased assets	4,515,849	6,361,898
Assets derecognized or matured (excluding write-offs)	(3,104,080)	(3,024,176)
Change in fair value	(2,845,868)	388,695
Transfers to Stage 1	3,979
Transfers to Stage 2	(217,915)
Transfers to Stage 3	0	(25,098)
Write offs
Foreign exchange effect	691,104	312,039
End of year balances, Financial assets	16,733,281	17,690,212
Transfers to Stage 1	1,058
Transfers to Stage 2	(857)
Gross carrying amount [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	212,140	333,175
New originated or purchased assets	0	7,956
Assets derecognized or matured (excluding write-offs)	(149,785)
Change in fair value	608,321	(129,146)
Transfers to Stage 1	(3,979)
Transfers to Stage 2	217,915
Transfers to Stage 3
Write offs
Foreign exchange effect	11,894	155
End of year balances, Financial assets	896,506	212,140
New originated or purchased assets	246
Assets matured or derecognized (excluding write-offs)	(27)
Transfers to Stage 1	(1,058)
Transfers to Stage 2	857
Effect on the expected credit loss due to the change of the Stage during the year	15,696
Gross carrying amount [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)	0	(9,780)
Change in fair value	0	(15,318)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3	0	25,098
Write offs
Foreign exchange effect
End of year balances, Financial assets